Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Depreciation expense	$ 20,504	$ 19,279			$ 59,296	$ 56,004	$ 75,492	$ 25,952
Wisconsin Fertility Institute [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation expense			$ 8,711	$ 6,331			$ 13,953	$ 6,660